CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022 [1]	Dec. 31, 2021
Current Assets
Cash and cash equivalents	[2]	$ 2,870	$ 2,588
Financial assets		1,979	2,014
Accounts and other receivable, net		6,401	4,945
Inventory, net		5,186	4,512
Other assets		1,858	1,359
Current Assets		18,294	15,418
Non-Current Assets
Financial assets		10,929	6,536
Accounts and other receivable, net		877	693
Other assets		515	488
Property, plant and equipment		15,893	15,325
Deferred income tax assets		1,245	888
Intangible assets		23,953	14,806
Equity accounted investments		2,065	1,480
Goodwill		15,479	8,585
Total assets		89,250	64,219
Current Liabilities
Accounts payable and other		12,919	11,850
Non-recourse borrowings in subsidiaries of the partnership		3,758	2,062
Current Liabilities		16,677	13,912
Non-Current Liabilities
Accounts payable and other		7,511	7,786
Corporate borrowings		2,100	1,619
Non-recourse borrowings in subsidiaries of the partnership		40,835	25,395
Deferred income tax liabilities		3,698	2,507
Total liabilities		70,821	51,219
Equity
Limited partners		1,408	2,252
Non-controlling interests attributable to:
Redemption-exchange units		1,318	2,011
Special limited partners		0	0
BBUC exchangeable shares		1,378	0
Preferred securities		1,490	15
Interest of others in operating subsidiaries		12,835	8,722
Total equity		18,429	13,000
Total liabilities and equity		$ 89,250	$ 64,219

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.